Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Leases
7.	LEASES
The Company has entered into operating leases for office and laboratory facilities and financing leases for laboratory equipment used in research and development activities. The remaining lease terms for its leases range from two years to four years. These leases often include options to extend the term of the lease. When it is reasonably certain that the option will be exercised, the impact of the renewal term is included in the lease term for purposes of determining total future lease payments and measuring the ROU asset and lease liability. The Company is not reasonably certain to exercise any available renewal options, which are therefore excluded from the measurement of leases. The Company applies the short-term lease policy election for its real estate and equipment leases, which allows it to exclude from recognition leases with an original term of twelve months or less.
In November 2020, the Company executed a facilities lease agreement to occupy 18,768 square feet of office and laboratory space, that was subsequently amended on April 21, 2022. The lease requires the Company to pay fixed base rent, which is included in the measurement of the lease, as well as its proportionate share of the facilities operating expenses which are treated as variable lease costs based on the Company’s election to combine lease and associated non-lease
components and are excluded from the
measurement of the lease. The lease expires on January 31, 2026, and contains a five-year renewal option exercisable by the Company which is not included in the measurement of the lease.
In April 2021, the Company entered into an agreement to sublease a portion of its facility lease to a related party (see Note 13) in exchange for $28,333 per month. The sublease agreement was an operating lease with a term of
18
months and was set to expire on September 30, 2022. In July 2022, the Company granted the sublessee permission to terminate the agreement on July 31, 2022. An immaterial adjustment to straight-line rental income and accrued rent receivable was recorded as part of the early termination. The proceeds from the sublease agreement are recorded as an offset to facilities costs in the periods in which they are earned.
The following table sets forth information about lease costs for the three months ended March 31, 2024 and 2023 (in thousands):

	Three Months Ended March 31,
Finance lease cost	2024	2023
Amortization of ROU assets	$114	$134
Interest on lease liabilities	31	42
Operating lease cost	351	351
Short-term lease cost	176	150
Variable lease cost	249	206

Total lease costs	$921	$883

The following table sets forth information about the Company’s leases for the three months ended March 31, 2024 and 2023 (in thousands):

	Three Months Ended March 31,
Cash paid for amounts included in the measurement of lease liabilities	2024	2023
Finance leases - financing cash flows	$118	$144
Finance leases - operating cash flows	31	42
Operating leases - operating cash flows	381	370
Weighted-average remaining lease terms (in years)
Finance leases	2.99	3.97
Operating leases	1.84	2.84
Weighted-average discount rate
Finance leases	9.65%	9.54%
Operating leases	8.25%	8.25%

The following table presents the maturity of the Company’s finance and operating lease liabilities for the three months ended March 31, 2024 (in thousands):

Year ended December 31,	Finance Leases	Operating Leases
2024 (remaining)	$434	$1,154
2025	552	1,580
2026	363	132
2027	44	—
2028	—	—
Thereafter	—	—

Total lease payments	1,393	2,866
Less: interest	(160)	(198)

Total lease liabilities	$1,233	$2,668

7.	LEASES
The Company has entered into operating leases for office and laboratory facilities and financing leases for laboratory equipment used in research and development activities. The remaining lease terms for its leases range from two years to four years. These leases often include options to extend the term of the lease. When it is reasonably certain that the option will be exercised, the impact of the renewal term is included in the lease term for purposes of determining total future lease payments and measuring the ROU asset and lease liability. The Company is not reasonably certain to exercise any available renewal options, which are therefore excluded from the measurement of leases. The Company applies the short-term lease policy election for its real estate and equipment leases, which allows it to exclude from recognition leases with an original term of twelve months or less.
In November 2020, the Company executed a facilities lease agreement to occupy 18,768 square feet of office and laboratory space, that was subsequently amended on April 21, 2022. The lease requires the Company to pay fixed base rent, which is included in the measurement of the lease, as well as its proportionate share of the facilities operating expenses which are treated as variable lease costs based on the Company’s election to combine lease and associated non-lease
components and are excluded from the measurement of the lease. The lease expires on January 31, 2026, and contains a five-year renewal option exercisable by the Company which is not included in the measurement of the lease.
In April 2021, the Company entered into an agreement to sublease a portion of its facility lease to a related party (see Note 13) in exchange for $28,333 per month. The sublease agreement was an operating lease with a term of
18
months and was set to expire on September 30, 2022. In July 2022, the Company granted the sublessee permission to terminate the agreement on July 31, 2022. An immaterial adjustment to straight-line rental income and accrued rent receivable was recorded as part of the early termination. The proceeds from the sublease agreement are recorded as an offset to facilities costs in the periods in which they are earned.
During 2022, the Company entered into four additional finance leases that resulted in an increase of $1.3 million in ROU assets, inclusive of lease payments made prior to commencement, and $1.3 million in related lease liabilities.
The following table sets forth information about lease costs for the years ended December 31, 2023 and 2022 (in thousands):

	Year Ended December 31,
Finance lease cost	2023	2022
Amortization of ROU assets	$488	$359
Interest on lease liabilities	151	106
Operating lease cost	1,404	1,404
Short-term lease cost	749	389
Variable lease cost	786	907
Sublease income	—	(253)

Total lease costs	$3,578	$2,912

The following table sets forth information about the Company’s leases for the years ended December 31, 2023 and 2022 (in thousands):

	Year Ended December 31,
Cash paid for amounts included in the measurement of lease liabilities	2023	2022
Finance leases - financing cash flows	$499	$393
Finance leases - operating cash flows	151	106
Operating leases - operating cash flows	1,235	1,470
ROU assets obtained in exchange for lease liabilities
Finance leases	—	1,340
Weighted-average remaining lease terms (in years)
Finance leases	3.23	4.19
Operating leases	2.09	3.09
Weighted-average discount rate
Finance leases	9.62%	9.49%
Operating leases	8.25%	8.25%
The following table presents the maturity of the Company’s finance and operating lease liabilities for the year ended December 31, 2023 (in thousands):

Year ended December 31,	Finance Leases	Operating Leases
2024	$583	$1,534
2025	552	1,580
2026	363	132
2027	44	—
2028	—	—
Thereafter	—	—

Total lease payments	1,542	3,246
Less: interest	(191)	(254)

Total lease liabilities	$1,351	$2,992